Goodwill - Narrative (Details) - cash-generatingUnit	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Number of CGU used in impairment testing	1	1
Goodwill | Post-tax
Disclosure of detailed information about intangible assets [line items]
Estimated future cash flows, projection period	10 years